Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000098007
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class A
Trading Symbol	KTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
AssetsNet	$ 2,243,806,946
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,577,122
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

C000098009
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class C
Trading Symbol	KTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 2,243,806,946
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,577,122
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

C000098010
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class S
Trading Symbol	KTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[3]
AssetsNet	$ 2,243,806,946
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,577,122
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

C000098006
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Institutional Class
Trading Symbol	KTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 2,243,806,946
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,577,122
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.